Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

Note 9 - INTANGIBLE ASSETS, NET

As of December 31, 2018 and 2017, intangible assets, net consisted of the following:

	December 31, 2018	December 31, 2017
Management Supporting System	$-	$626,717
User Office Management Software	-	567,029
Multi Account Trading System	-	686,404
MTK Club Management System	-	534,858
MTK Multi Trading Commissions System	-	560,986
MTK Office Management System	-	353,498
AGM domain name	14,800	14,800
Total intangible assets	14,800	3,344,292
Less: accumulated amortization	(1,727)	(240,164)
Total intangible assets, net	$13,073	$3,104,128

For the fiscal years ended December 31, 2018, 2017 and 2016, amortization expenses amounted to $328,983, $216,180 and 15,346, respectively.

At December 31, 2018, 2017 and 2016, the Company conducted an impairment assessment on intangible asset based on the guidelines established in ASC 360 to determine the estimated fair market value intangible asset as of December 31, 2018, 2017 and 2016.

In September 2018, the Company has ceased to provide forex trading brokerage business. The Company determined that the carrying value exceeded the fair market value on certain intangible assets formerly used in the Company’s forex trading brokerage business. Accordingly, the Company recorded impairment charges on intangible assets of $2,711,535 as discontinued operation for the year ended December 31, 2018. The Company did not record impairment charges on intangible asset for the year at December 31, 2017 and 2016.